Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash and due from banks	$ 141,890	$ 131,946
Money market instruments	25,324	37,166
Cash and cash equivalents	167,214	169,112
Investment securities:
Debt securities available-for-sale, at fair value (amortized cost of $1,028,883 and $1,097,645 at December 31, 2018 and 2017, respectively)	1,003,421	1,091,881
Debt securities held-to-maturity, at amortized cost (fair value of $351,422 and $363,779 at December 31, 2018 and 2017, respectively)	351,808	357,197
Other investment securities	55,851	63,746
Total investment securities	1,411,080	1,512,824
Total loans	5,692,132	5,372,483
Allowance for loan losses	(51,512)	(49,988)
Net loans	5,640,620	5,322,495
Other assets:
Bank owned life insurance	188,417	189,322
Prepaid assets	94,079	97,712
Goodwill	112,739	72,334
Intangible Assets, Net (Excluding Goodwill)	6,971	0
Premises and equipment, net	59,771	55,901
Affordable housing tax credit investments	50,347	49,669
Accrued interest receivable	22,974	22,164
Other real estate owned	4,303	14,190
Mortgage loan servicing rights	10,178	9,688
Other	35,615	22,209
Total other assets	585,394	533,189
Total assets	7,804,308	7,537,620
Deposits:
Non-interest bearing	1,804,881	1,633,941
Interest bearing	4,455,979	4,183,385
Total deposits	6,260,860	5,817,326
Short-term borrowings	221,966	391,289
Long-term debt	400,000	500,000
Subordinated notes	15,000	15,000
Total borrowings	636,966	906,289
Other liabilities:
Accrued interest payable	2,625	2,278
Unfunded commitments in affordable housing tax credit investments	22,282	14,282
Other	49,069	41,344
Total other liabilities	73,976	57,904
Total liabilities	6,971,802	6,781,519
Commitments and contingencies
Shareholders’ equity:
Preferred Stock, Value, Issued	0	0
Common shares, no par value (20,000,000 common shares authorized; 16,586,165 and 16,150,752 common shares issued at December 31, 2018 and 2017, respectively)	358,598	307,726
Accumulated other comprehensive loss, net of taxes	(49,788)	(26,454)
Retained earnings	614,069	561,908
Less: Treasury shares (887,987 and 862,558 common shares at December 31, 2018 and 2017, respectively)	(90,373)	(87,079)
Total shareholders’ equity	832,506	756,101
Total liabilities and shareholders’ equity	$ 7,804,308	$ 7,537,620